First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 97.7%
	Automotive – 5.2%
$1,930,000	Allison Transmission, Inc. (a)	3.75%	01/30/31	$1,930,000
2,070,000	Ford Motor Co.	8.50%	04/21/23	2,320,366
2,170,000	Ford Motor Co. (b)	9.00%	04/22/25	2,641,899
1,400,000	Ford Motor Co.	4.35%	12/08/26	1,498,882
1,528,000	Ford Motor Co.	7.45%	07/16/31	1,954,885
1,610,000	Ford Motor Co.	4.75%	01/15/43	1,626,992
2,222,000	Ford Motor Credit Co., LLC	2.98%	08/03/22	2,249,775
3,500,000	Ford Motor Credit Co., LLC (b)	4.25%	09/20/22	3,619,525
4,605,000	Ford Motor Credit Co., LLC	4.13%	08/17/27	4,852,519
5,000,000	Ford Motor Credit Co., LLC (b)	5.11%	05/03/29	5,509,437
660,000	Real Hero Merger Sub 2, Inc. (a)	6.25%	02/01/29	678,332
				28,882,612
	Basic Industry – 5.7%
1,370,000	BCPE Ulysses Intermediate, Inc. (a) (c)	7.75%	04/01/27	1,366,575
645,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a)	6.00%	02/01/26	657,497
3,911,000	Builders FirstSource, Inc. (a) (b)	6.75%	06/01/27	4,214,102
850,000	Builders FirstSource, Inc. (a)	5.00%	03/01/30	909,500
2,050,000	Cornerstone Building Brands, Inc. (a) (b)	8.00%	04/15/26	2,144,812
1,515,000	Cornerstone Building Brands, Inc. (a)	6.13%	01/15/29	1,586,016
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,573,362
2,979,000	KB Home (b)	7.50%	09/15/22	3,258,475
3,500,000	LGI Homes, Inc. (a) (b)	6.88%	07/15/26	3,705,625
1,855,000	Meritage Homes Corp.	6.00%	06/01/25	2,104,266
2,045,000	Olin Corp. (b)	5.13%	09/15/27	2,124,244
1,025,000	Park River Holdings, Inc. (a)	5.63%	02/01/29	1,020,516
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	4,120,322
770,000	Weekley Homes LLC/Weekley Finance Corp. (a)	4.88%	09/15/28	802,725
1,055,000	White Cap Parent LLC (a) (d)	8.25%	03/15/26	1,069,506
				31,657,543
	Capital Goods – 7.6%
1,065,000	Amsted Industries, Inc. (a)	5.63%	07/01/27	1,127,366
2,675,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	2,733,382
1,470,000	EnerSys (a)	4.38%	12/15/27	1,567,828
2,245,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	2,431,616
2,600,000	Howmet Aerospace, Inc.	6.88%	05/01/25	3,038,750
3,100,000	Mauser Packaging Solutions Holding Co. (a) (b)	5.50%	04/15/24	3,139,401
1,700,000	Mauser Packaging Solutions Holding Co. (a) (b)	7.25%	04/15/25	1,677,900
1,540,000	Navistar International Corp. (a)	9.50%	05/01/25	1,717,146
2,870,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.63%	05/13/27	3,114,811
530,000	Plastipak Holdings, Inc. (a)	6.25%	10/15/25	542,919
2,462,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	2,645,640
625,000	TransDigm, Inc. (a)	8.00%	12/15/25	684,219
2,685,000	TransDigm, Inc. (a)	6.25%	03/15/26	2,835,078
3,055,000	TransDigm, Inc. (b)	5.50%	11/15/27	3,156,609
2,375,000	Trident TPI Holdings, Inc. (a)	9.25%	08/01/24	2,520,469
2,660,000	Trident TPI Holdings, Inc. (a) (b)	6.63%	11/01/25	2,722,896
200,000	Triumph Group, Inc.	5.25%	06/01/22	190,500
1,230,000	Triumph Group, Inc. (a)	8.88%	06/01/24	1,355,405
550,000	Triumph Group, Inc. (a)	6.25%	09/15/24	544,156
4,455,000	Triumph Group, Inc.	7.75%	08/15/25	4,193,269
				41,939,360

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods – 11.1%
$1,945,000	APX Group, Inc. (a) (b)	6.75%	02/15/27	$2,073,856
320,000	CD&R Smokey Buyer, Inc. (a)	6.75%	07/15/25	343,600
750,000	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.50%	04/15/25	776,711
600,000	Chobani LLC/Chobani Finance Corp., Inc. (a)	4.63%	11/15/28	613,500
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,755,484
2,120,000	Edgewell Personal Care Co. (a)	5.50%	06/01/28	2,270,764
1,185,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,213,440
5,030,000	Kraft Heinz Foods Co. (b)	5.00%	07/15/35	5,954,811
3,585,000	Kraft Heinz Foods Co. (b)	5.00%	06/04/42	4,139,949
1,855,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	5.00%	12/31/26	1,894,419
5,560,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	7.00%	12/31/27	5,692,050
1,585,000	Mattel, Inc. (a)	5.88%	12/15/27	1,750,799
893,000	Newell Brands, Inc.	5.88%	04/01/36	1,098,390
3,965,000	Performance Food Group, Inc. (a) (b)	5.50%	06/01/24	3,999,892
2,000,000	Pilgrim’s Pride Corp. (a)	5.75%	03/15/25	2,047,700
3,610,000	Post Holdings, Inc. (a) (b)	5.00%	08/15/26	3,730,087
1,765,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	1,854,353
2,760,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,877,935
3,900,000	Prestige Brands, Inc. (a) (b)	6.38%	03/01/24	3,982,875
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,411,523
3,245,000	Primo Water Holdings, Inc. (a) (b)	5.50%	04/01/25	3,347,412
3,910,000	Spectrum Brands, Inc. (b)	5.75%	07/15/25	4,035,315
2,500,000	US Foods, Inc. (a) (b)	5.88%	06/15/24	2,541,688
				61,406,553
	Energy – 14.8%
1,200,000	Aethon United BR L.P./Aethon United Finance Corp. (a)	8.25%	02/15/26	1,230,000
1,600,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp.	5.38%	09/15/24	1,606,880
942,000	Antero Resources Corp.	5.13%	12/01/22	943,601
1,600,000	Apache Corp.	5.10%	09/01/40	1,623,096
2,170,000	Archrock Partners L.P./Archrock Partners Finance Corp. (a)	6.25%	04/01/28	2,220,203
1,560,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)	7.00%	11/01/26	1,492,725
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)	8.25%	12/31/28	988,997
1,919,000	Centennial Resource Production LLC (a)	6.88%	04/01/27	1,670,346
1,455,000	Cheniere Energy Partners L.P.	4.50%	10/01/29	1,561,957
1,020,000	Cheniere Energy, Inc. (a)	4.63%	10/15/28	1,064,839
2,080,000	CNX Resources Corp. (a)	7.25%	03/14/27	2,239,224
375,000	CNX Resources Corp. (a)	6.00%	01/15/29	388,247
960,000	Continental Resources, Inc./OK	3.80%	06/01/24	985,800
391,000	Continental Resources, Inc./OK	4.38%	01/15/28	401,264
1,960,000	Continental Resources, Inc./OK (a)	5.75%	01/15/31	2,124,248
980,000	Continental Resources, Inc./OK	4.90%	06/01/44	948,763
934,000	DCP Midstream Operating L.P.	5.13%	05/15/29	1,017,406
2,096,000	Endeavor Energy Resources L.P./ EER Finance, Inc. (a)	6.63%	07/15/25	2,242,060
610,000	EnLink Midstream LLC (a)	5.63%	01/15/28	610,000
5,435,000	EnLink Midstream LLC (b)	5.38%	06/01/29	5,200,616
1,825,000	EQM Midstream Partners L.P. (a)	6.50%	07/01/27	1,973,765
1,700,000	EQM Midstream Partners L.P.	5.50%	07/15/28	1,764,379
1,225,000	EQM Midstream Partners L.P. (a)	4.75%	01/15/31	1,184,122
400,000	EQT Corp. (b)	3.90%	10/01/27	416,000
390,000	EQT Corp.	5.00%	01/15/29	425,100
791,000	Hess Midstream Operations L.P. (a)	5.63%	02/15/26	819,251
1,845,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	5.75%	02/01/29	1,862,666
1,750,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	6.00%	02/01/31	1,779,531

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$2,665,000	Laredo Petroleum, Inc. (b)	9.50%	01/15/25	$2,298,083
1,510,000	Laredo Petroleum, Inc.	10.13%	01/15/28	1,316,720
4,280,000	Occidental Petroleum Corp. (b)	8.50%	07/15/27	5,058,425
3,070,000	Occidental Petroleum Corp. (b)	6.63%	09/01/30	3,450,680
1,225,000	Occidental Petroleum Corp.	6.13%	01/01/31	1,345,571
747,000	Occidental Petroleum Corp.	4.63%	06/15/45	653,167
2,053,000	Occidental Petroleum Corp. (b)	4.40%	04/15/46	1,808,087
3,695,000	PBF Holding Co., LLC/PBF Finance Corp. (a)	9.25%	05/15/25	3,569,647
1,445,000	PBF Logistics LP / PBF Logistics Finance Corp.	6.88%	05/15/23	1,362,816
3,285,000	Southwestern Energy Co.	7.50%	04/01/26	3,437,095
730,000	Southwestern Energy Co.	8.38%	09/15/28	782,545
770,000	Sunoco L.P./Sunoco Finance Corp.	6.00%	04/15/27	816,200
2,240,000	Sunoco L.P./Sunoco Finance Corp. (a)	4.50%	05/15/29	2,294,600
2,000,000	Targa Pipeline Partners L.P./Targa Pipeline Finance Corp. (b)	5.88%	08/01/23	2,002,500
2,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	2,068,750
1,645,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (b)	6.88%	01/15/29	1,818,753
730,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (a)	4.88%	02/01/31	765,770
1,500,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	04/01/26	1,570,612
1,830,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	09/01/27	1,956,325
909,000	Western Midstream Operating L.P.	4.50%	03/01/28	945,360
1,251,000	Western Midstream Operating L.P.	5.05%	02/01/30	1,377,770
				81,484,562
	Financial Services – 2.8%
1,825,000	Aviation Capital Group LLC (a)	5.50%	12/15/24	2,062,415
1,755,000	Freedom Mortgage Corp. (a)	7.63%	05/01/26	1,861,967
785,000	Home Point Capital, Inc. (a)	5.00%	02/01/26	795,794
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,460,391
1,540,000	OneMain Finance Corp.	6.13%	03/15/24	1,684,837
765,000	OneMain Finance Corp.	8.88%	06/01/25	855,232
1,225,000	OneMain Finance Corp. (b)	6.63%	01/15/28	1,432,258
1,011,000	OneMain Finance Corp.	5.38%	11/15/29	1,114,627
1,225,000	PennyMac Financial Services, Inc. (a)	5.38%	10/15/25	1,284,719
2,640,000	Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc. (a)	3.63%	03/01/29	2,646,138
				15,198,378
	Healthcare – 7.4%
1,425,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,583,339
780,000	Carriage Services, Inc. (a)	6.63%	06/01/26	828,220
2,500,000	Catalent Pharma Solutions, Inc. (a) (b)	4.88%	01/15/26	2,562,025
1,435,000	CHS/Community Health Systems, Inc. (a)	8.13%	06/30/24	1,510,337
875,000	CHS/Community Health Systems, Inc. (a)	6.63%	02/15/25	922,753
4,765,000	CHS/Community Health Systems, Inc. (a)	8.00%	03/15/26	5,127,140
765,000	CHS/Community Health Systems, Inc. (a)	5.63%	03/15/27	804,206
1,485,000	CHS/Community Health Systems, Inc. (a)	6.00%	01/15/29	1,579,669
1,930,000	CHS/Community Health Systems, Inc. (a)	6.88%	04/15/29	1,966,776
1,395,000	Emergent BioSolutions, Inc. (a)	3.88%	08/15/28	1,434,639
750,000	Jaguar Holding Co. II/PPD Development L.P. (a)	5.00%	06/15/28	797,813
1,220,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (a)	7.38%	06/01/25	1,307,688
2,065,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	2,223,757
4,750,000	Service Corp International (b)	7.50%	04/01/27	5,788,160
615,000	Syneos Health, Inc. (a)	3.63%	01/15/29	615,384

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$1,730,000	Teleflex, Inc. (a)	4.25%	06/01/28	$1,820,479
7,000,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	7,345,625
2,300,000	Verscend Escrow Corp. (a)	9.75%	08/15/26	2,485,322
				40,703,332
	Insurance – 1.0%
990,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	1,064,685
2,695,000	AssuredPartners, Inc. (a)	5.63%	01/15/29	2,738,794
1,275,000	MGIC Investment Corp.	5.25%	08/15/28	1,366,641
505,000	NMI Holdings, Inc. (a)	7.38%	06/01/25	568,855
				5,738,975
	Leisure – 4.3%
1,250,000	Affinity Gaming (a)	6.88%	12/15/27	1,314,844
500,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	553,125
950,000	Boyd Gaming Corp.	6.38%	04/01/26	984,304
1,290,000	Caesars Entertainment, Inc. (a)	6.25%	07/01/25	1,366,478
3,280,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	3,604,080
1,055,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a)	5.75%	07/01/25	1,108,587
3,520,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a) (b)	5.25%	10/15/25	3,517,694
2,980,000	Mohegan Gaming & Entertainment (a)	8.00%	02/01/26	2,988,210
3,900,000	Scientific Games International, Inc. (a) (b)	8.25%	03/15/26	4,130,451
3,175,000	Scientific Games International, Inc. (a) (b)	7.00%	05/15/28	3,370,866
775,000	Station Casinos LLC (a)	4.50%	02/15/28	760,953
				23,699,592
	Media – 7.2%
1,235,000	Arches Buyer, Inc. (a)	4.25%	06/01/28	1,235,772
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	2,361,813
2,200,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.88%	05/01/27	2,288,550
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	3,546,350
1,618,000	Clear Channel Worldwide Holdings, Inc.	9.25%	02/15/24	1,684,241
3,500,000	CSC Holdings LLC (b)	5.25%	06/01/24	3,773,437
2,325,000	CSC Holdings LLC (a)	5.50%	04/15/27	2,454,502
1,180,000	CSC Holdings LLC (a)	5.75%	01/15/30	1,272,931
900,000	DISH DBS Corp.	5.88%	11/15/24	933,962
1,200,000	DISH DBS Corp.	7.75%	07/01/26	1,312,518
2,820,000	DISH DBS Corp.	7.38%	07/01/28	2,939,850
2,100,000	iHeartCommunications, Inc.	8.38%	05/01/27	2,243,714
1,255,000	iHeartCommunications, Inc. (a)	5.25%	08/15/27	1,312,027
1,250,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	1,278,675
3,520,000	Nexstar Broadcasting, Inc. (a)	5.63%	07/15/27	3,741,848
3,150,000	Sirius XM Radio, Inc. (a) (b)	5.38%	07/15/26	3,279,150
2,205,000	TEGNA, Inc. (a)	4.63%	03/15/28	2,239,453
655,000	TripAdvisor, Inc. (a)	7.00%	07/15/25	708,713
1,235,000	Urban One, Inc. (a)	7.38%	02/01/28	1,259,342
				39,866,848
	Real Estate – 3.3%
1,199,000	Iron Mountain, Inc. (a)	4.88%	09/15/27	1,259,688
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,945,322
1,575,000	Iron Mountain, Inc. (a) (b)	5.25%	07/15/30	1,675,406
1,375,000	Iron Mountain, Inc. (a)	4.50%	02/15/31	1,407,656
910,000	Iron Mountain, Inc. (a)	5.63%	07/15/32	984,042

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate (Continued)
$1,845,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.	5.63%	05/01/24	$1,992,148
2,820,000	QualityTech L.P./QTS Finance Corp. (a) (b)	3.88%	10/01/28	2,880,489
650,000	Realogy Group LLC / Realogy Co-Issuer Corp. (a)	5.75%	01/15/29	664,625
1,840,000	SBA Communications Corp. (a)	3.13%	02/01/29	1,843,450
3,134,000	Service Properties Trust (b)	7.50%	09/15/25	3,545,450
				18,198,276
	Retail – 7.4%
4,290,000	Albertsons Cos, Inc./Safeway Inc/New Albertsons L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	4,241,737
662,000	Burlington Coat Factory Warehouse Corp. (a)	6.25%	04/15/25	709,168
770,000	CP Atlas Buyer, Inc. (a)	7.00%	12/01/28	790,216
2,000,000	Hanesbrands, Inc. (a)	4.63%	05/15/24	2,114,560
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) (b)	5.25%	06/01/26	3,429,938
1,615,000	Kohl’s Corp. (b)	9.50%	05/15/25	2,089,475
695,000	L Brands, Inc. (a)	6.88%	07/01/25	757,867
1,420,000	L Brands, Inc. (a)	9.38%	07/01/25	1,755,475
4,100,000	L Brands, Inc.	7.50%	06/15/29	4,598,929
1,200,000	L Brands, Inc. (a)	6.63%	10/01/30	1,352,244
275,000	Macy’s Retail Holdings LLC	2.88%	02/15/23	269,013
2,425,000	Macy’s Retail Holdings LLC	3.63%	06/01/24	2,361,344
3,770,000	Macy’s, Inc. (a) (b)	8.38%	06/15/25	4,180,704
1,820,000	Michaels Stores, Inc. (a) (b)	4.75%	10/01/27	1,868,230
1,690,000	Penske Automotive Group, Inc.	3.50%	09/01/25	1,730,222
4,550,000	PetSmart, Inc. (a)	5.88%	06/01/25	4,695,031
990,000	PVH CORP	4.63%	07/10/25	1,114,807
2,680,000	QVC, Inc.	4.38%	09/01/28	2,792,225
				40,851,185
	Services – 6.9%
1,870,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	2,005,481
3,505,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	3,826,549
1,250,000	Brink’s (The) Co. (a) (b)	5.50%	07/15/25	1,330,469
2,420,000	Clean Harbors, Inc. (a) (b)	4.88%	07/15/27	2,552,035
1,100,000	Diebold Nixdorf, Inc. (a)	9.38%	07/15/25	1,218,937
1,300,000	Endurance Acquisition Merger Sub (a)	6.00%	02/15/29	1,283,750
3,045,000	H&E Equipment Services, Inc. (a)	3.88%	12/15/28	3,035,256
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,807,150
650,000	LBM Acquisition LLC (a)	6.25%	01/15/29	658,743
995,000	Picasso Finance Sub, Inc. (a)	6.13%	06/15/25	1,064,043
1,915,000	Prime Security Services Borrower, LLC/Prime Finance, Inc. (a)	3.38%	08/31/27	1,896,520
4,835,000	Staples, Inc. (a) (b)	7.50%	04/15/26	4,939,388
430,000	Stericycle, Inc. (a)	3.88%	01/15/29	442,793
462,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (a)	6.75%	06/01/25	475,860
790,000	Uber Technologies, Inc. (a)	6.25%	01/15/28	850,237
3,650,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	3,779,228
880,000	WESCO Distribution, Inc. (a)	7.13%	06/15/25	960,366
1,045,000	WESCO Distribution, Inc. (a)	7.25%	06/15/28	1,175,385
1,050,000	White Cap Buyer LLC (a)	6.88%	10/15/28	1,089,139
855,000	Williams Scotsman International, Inc. (a)	4.63%	08/15/28	882,253

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services (Continued)
$640,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (a)	3.88%	02/01/29	$648,000
				37,921,582
	Technology & Electronics – 4.2%
900,000	Boxer Parent Co., Inc. (a)	7.13%	10/02/25	974,520
2,380,000	CommScope, Inc. (a)	6.00%	03/01/26	2,522,955
3,150,000	CommScope, Inc. (a) (b)	8.25%	03/01/27	3,390,203
1,375,000	CommScope, Inc. (a) (b)	7.13%	07/01/28	1,464,823
4,996,000	Dell International LLC/EMC Corp. (a) (b)	8.35%	07/15/46	7,425,488
1,900,000	Entegris, Inc. (a)	4.38%	04/15/28	2,009,250
2,330,000	Go Daddy Operating Co., LLC/GD Finance Co, Inc. (a) (b)	5.25%	12/01/27	2,459,105
900,000	NCR Corp. (a) (b)	5.25%	10/01/30	942,187
585,000	Presidio Holdings, Inc. (a)	8.25%	02/01/28	649,716
1,535,000	Veritas US, Inc./Veritas Bermuda Ltd. (a)	7.50%	09/01/25	1,579,131
				23,417,378
	Telecommunications – 6.8%
1,200,000	Cable One, Inc. (a)	4.00%	11/15/30	1,238,250
720,000	Embarq Corp.	8.00%	06/01/36	886,194
5,925,000	Level 3 Financing, Inc. (b)	5.38%	05/01/25	6,097,269
3,685,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	3,673,530
1,500,000	Level 3 Financing, Inc. (a)	3.75%	07/15/29	1,511,070
3,220,000	Lumen Technologies, Inc., Series P	7.60%	09/15/39	3,987,390
3,875,000	Sprint Capital Corp. (b)	6.88%	11/15/28	4,992,192
2,045,000	Sprint Capital Corp.	8.75%	03/15/32	3,125,783
3,685,000	Sprint Corp. (b)	7.63%	03/01/26	4,547,345
3,295,000	T-Mobile USA, Inc. (b)	6.00%	03/01/23	3,303,238
2,925,000	T-Mobile USA, Inc. (b)	6.00%	04/15/24	2,960,246
1,090,000	T-Mobile USA, Inc.	2.25%	02/15/26	1,102,263
				37,424,770
	Transportation – 1.4%
1,496,824	American Airlines 2013-2 Class A Pass Through Trust	4.95%	01/15/23	1,468,936
1,540,000	American Airlines, Inc. (a)	11.75%	07/15/25	1,788,864
21,312	Continental Airlines 2005-ERJ1 Pass Through Trust	9.80%	04/01/21	21,363
800,000	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	914,672
1,300,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (a)	6.50%	06/20/27	1,423,500
2,420,692	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	2,376,717
				7,994,052
	Utility – 0.6%
655,000	Calpine Corp. (a)	3.75%	03/01/31	637,970
1,265,000	PG&E Corp.	5.00%	07/01/28	1,366,579
1,150,000	PG&E Corp.	5.25%	07/01/30	1,269,025
				3,273,574
	Total Corporate Bonds and Notes			539,658,572
	(Cost $509,415,050)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 26.3%
	Automotive – 1.4%
2,975,000	Adient Global Holdings Ltd. (USD) (a)	4.88%	08/15/26	$3,015,014
1,020,000	Clarios Global L.P. (USD) (a)	6.75%	05/15/25	1,088,218
675,000	Clarios Global L.P./Clarios US Finance Co. (USD) (a)	6.25%	05/15/26	719,712
2,750,000	Clarios Global L.P./Clarios US Finance Co. (USD) (a)	8.50%	05/15/27	2,916,787
				7,739,731
	Basic Industry – 2.8%
2,700,000	Alcoa Nederland Holding B.V. (USD) (a) (b)	7.00%	09/30/26	2,854,953
2,500,000	Cemex S.A.B. de C.V. (USD) (a)	7.38%	06/05/27	2,825,000
1,100,000	Cemex S.A.B. de C.V. (USD) (a)	5.20%	09/17/30	1,197,625
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	2,023,500
1,500,000	Modulaire Global Finance PLC (USD) (a)	8.00%	02/15/23	1,535,423
1,625,000	SPCM S.A. (USD) (a)	4.88%	09/15/25	1,675,781
2,200,000	Stora Enso OYJ (USD) (a)	7.25%	04/15/36	3,024,866
				15,137,148
	Capital Goods – 5.1%
3,900,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a)	5.25%	08/15/27	4,056,975
1,100,000	Bombardier, Inc. (USD) (a)	6.00%	10/15/22	1,093,813
3,305,000	Bombardier, Inc. (USD) (a) (b)	6.13%	01/15/23	3,333,092
3,605,000	Bombardier, Inc. (USD) (a)	7.88%	04/15/27	3,383,184
2,240,000	CANPACK S.A./Eastern PA Land Investment Holding LLC (USD) (a)	3.13%	11/01/25	2,279,200
1,880,000	Cascades, Inc./Cascades USA, Inc. (USD) (a)	5.38%	01/15/28	1,989,275
2,725,000	Intertape Polymer Group, Inc. (USD) (a) (b)	7.00%	10/15/26	2,885,067
4,330,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	4,416,600
4,425,000	Vertical Holdco GmbH (USD) (a)	7.63%	07/15/28	4,781,766
				28,218,972
	Consumer Goods – 1.4%
2,600,000	JBS Investments II GmbH (USD) (a)	7.00%	01/15/26	2,783,950
2,725,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a) (b)	6.50%	04/15/29	3,106,800
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	1,136,440
708,000	Minerva Luxembourg S.A. (USD) (a)	6.50%	09/20/26	746,055
				7,773,245
	Energy – 1.2%
2,065,000	MEG Energy Corp. (USD) (a) (b)	7.13%	02/01/27	2,135,984
1,300,000	MEG Energy Corp. (USD) (a)	5.88%	02/01/29	1,293,500
1,100,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	1,227,875
2,055,000	TechnipFMC PLC (USD) (a)	6.50%	02/01/26	2,148,144
				6,805,503
	Financial Services – 0.9%
3,256,000	Fairstone Financial, Inc. (USD) (a) (b)	7.88%	07/15/24	3,444,913
1,350,000	Unifin Financiera SAB de CV (USD) (a)	9.88%	01/28/29	1,360,800
				4,805,713
	Healthcare – 4.3%
4,130,000	Bausch Health Cos., Inc. (USD) (a) (b)	9.00%	12/15/25	4,541,245

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
4,600,000	Bausch Health Cos., Inc. (USD) (a) (b)	5.00%	01/30/28	$4,745,130
1,740,000	Bausch Health Cos., Inc. (USD) (a)	6.25%	02/15/29	1,875,181
7,380,000	Bausch Health Cos., Inc. (USD) (a) (b)	7.25%	05/30/29	8,241,135
3,850,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (b)	7.13%	01/31/25	4,246,627
				23,649,318
	Leisure – 1.6%
2,298,000	International Game Technology PLC (USD) (a) (b)	6.25%	02/15/22	2,345,396
1,253,000	International Game Technology PLC (USD) (a)	5.25%	01/15/29	1,339,589
700,000	Melco Resorts Finance Ltd. (USD) (a)	5.75%	07/21/28	744,852
4,385,000	Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC (USD) (a) (b)	7.00%	07/15/26	4,606,991
				9,036,828
	Media – 3.3%
6,797,000	Altice France Holding S.A. (USD) (a) (b)	10.50%	05/15/27	7,633,881
6,845,000	Altice France Holding S.A. (USD) (a) (b)	6.00%	02/15/28	6,909,035
1,521,000	Clear Channel International B.V. (USD) (a)	6.63%	08/01/25	1,606,556
1,820,000	UPC Holding, B.V. (USD) (a)	5.50%	01/15/28	1,905,312
				18,054,784
	Retail – 0.5%
1,855,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	5.75%	04/15/25	1,983,273
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	3.50%	02/15/29	1,000,000
				2,983,273
	Services – 1.8%
1,600,000	Garda World Security Corp. (USD) (a)	4.63%	02/15/27	1,628,000
1,525,000	Garda World Security Corp. (USD) (a)	9.50%	11/01/27	1,676,265
1,407,000	GFL Environmental, Inc. (USD) (a)	8.50%	05/01/27	1,562,227
1,050,000	GFL Environmental, Inc. (USD) (a)	4.00%	08/01/28	1,041,941
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,251,328
				10,159,761
	Telecommunications – 2.0%
1,980,000	Altice Financing S.A. (USD) (a) (b)	5.00%	01/15/28	2,032,104
1,840,000	Altice France S.A./France (USD) (a)	7.38%	05/01/26	1,930,639
600,000	DKT Finance ApS (EUR) (e)	7.00%	06/17/23	749,094
1,116,000	DKT Finance ApS (USD) (a)	9.38%	06/17/23	1,160,863
3,540,000	Telecom Italia Capital S.A. (USD) (b)	7.72%	06/04/38	4,985,205
				10,857,905
	Total Foreign Corporate Bonds and Notes			145,222,181
	(Cost $137,146,538)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 6.5%
	Automotive – 1.1%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (b) (f)	5.75%	(g)	6,273,295

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Banking – 2.9%
2,940,000	Bank of America Corp., Series DD (USD) (f)	6.30%	(g)	$3,434,287
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (e) (h)	0.17%	(g)	3,418,461
4,475,000	Citigroup, Inc., Series M (USD) (f)	6.30%	(g)	4,795,455
3,935,000	Citigroup, Inc., Series V (USD) (f)	4.70%	(g)	4,030,916
				15,679,119
	Financial Services – 1.1%
3,500,000	Goldman Sachs Group (The), Inc., Series P (USD) (f)	5.00%	(g)	3,480,750
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (b) (h)	1.96%	02/15/42	2,576,025
				6,056,775
	Insurance – 1.4%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (h)	2.32%	02/12/47	4,980,834
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (h)	2.58%	05/17/66	2,961,875
				7,942,709
	Total Capital Preferred Securities			35,951,898
	(Cost $35,188,463)
Principal Value	Description	Rate (i)	Stated Maturity (j)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.4%
	Capital Goods – 0.3%
$1,800,000	Pretium PKG Holdings, Inc., Initial Term Loan, 5 Mo. LIBOR + 8.25%, 0.75% Floor	9.00%	11/06/28	1,809,000
	Energy – 0.2%
946,417	Crestwood Holdings LLC, Term Loan B, 1 Mo. LIBOR + 7.50%, 0.00% Floor	7.63%	03/06/23	787,892
	Healthcare – 0.4%
2,334,960	Ortho-Clinical Diagnostics S.A., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.39%	06/30/25	2,327,955
	Insurance – 0.2%
990,000	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	991,237
	Services – 1.3%
7,000,000	TruGreen L.P., Initial Term Loan, 1 Mo. LIBOR + 8.50%, 0.75% Floor	9.25%	11/02/28	7,227,500
	Total Senior Floating-Rate Loan Interests			13,143,584
	(Cost $12,883,740)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
16,797	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (k)	38.59%	06/25/37	35,263

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
$7,034,881	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (h)	0.23%	08/25/36	$3,090,936
	Total Mortgage-Backed Securities			3,126,199
	(Cost $5,146,751)
ASSET-BACKED SECURITIES – 0.0%
	KeyCorp Student Loan Trust,
10,753	Series 2000-A, Class A2, 3 Mo. LIBOR + 0.32% (h)	0.57%	05/25/29	10,749
	(Cost $10,359)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (l) (m) (n) (o)	73,622
	Utility – 0.1%
13,918	Vistra Corp.	277,943
	Total Common Stocks	351,565
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (m) (o)	16,214
	(Cost $22,917)

	Total Investments – 133.5%			737,480,962
	(Cost $700,811,706) (p)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (10.4)%
$(30,000,000)	United States Treasury Note	1.38%	09/30/23	(30,973,828)
(24,000,000)	United States Treasury Note	2.88%	05/31/25	(26,609,063)
	Total U.S. Government Bonds Sold Short			(57,582,891)
	(Proceeds $52,553,860)
CORPORATE BONDS SOLD SHORT – (0.9)%
	Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,655,168)
	Technology & Electronics – (0.6)%
(2,930,000)	Amkor Technology, Inc. (a)	6.63%	09/15/27	(3,193,700)
	Total Corporate Bonds Sold Short			(4,848,868)
	(Proceeds $4,479,457)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS SOLD SHORT – (0.6)%
	Basic Industry – (0.6)%
$(2,900,000)	FMG Resources (August 2006) Pty Ltd. (USD) (a)	5.13%	05/15/24	$(3,156,650)
	(Proceeds $3,026,975)
	Total Investments Sold Short – (11.9)%			(65,588,409)
	(Proceeds $60,060,292)

Outstanding Loan – (22.6)%	(124,910,967)
Net Other Assets and Liabilities – 1.0%	5,343,577
Net Assets – 100.0%	$552,325,163

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2021	Sale Value as of 1/31/2021	Unrealized Appreciation/ (Depreciation)
05/04/21	JPM	USD	4,214,791	EUR	3,459,000	$ 4,214,791	$ 4,206,501	$ 8,290

Counterparty Abbreviations
JPM	JPMorgan Chase

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $481,548,704 of total investments and $(6,350,350) of total investments sold short, or 87.2% and (1.1)% of net assets, respectively.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no PIK interest distributions received during the fiscal year-to-date period (November 1, 2020 to January 31, 2021).
(d)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.25% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no PIK interest distributions received during the fiscal year-to-date period (November 1, 2020 to January 31, 2021).
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	Perpetual maturity.
(h)	Floating or variable rate security.
(i)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(j)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(k)	Inverse floating rate security.
(l)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $73,622 or 0.0% of net assets.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(n)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(o)	Non-income producing security.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,757,654 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,608,225. The net unrealized appreciation was $31,149,429. The unrealized amounts presented are inclusive of investments sold short and derivative contracts.

EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 539,658,572	$ —	$ 539,658,572	$ —
Foreign Corporate Bonds and Notes*	145,222,181	—	145,222,181	—
Capital Preferred Securities*	35,951,898	—	35,951,898	—
Senior Floating-Rate Loan Interests*	13,143,584	—	13,143,584	—
Mortgage-Backed Securities	3,126,199	—	3,126,199	—
Asset-Backed Securities	10,749	—	10,749	—
Common Stocks:
Energy	73,622	—	—	73,622
Utility	277,943	277,943	—	—
Rights*	16,214	—	16,214	—
Total Investments	737,480,962	277,943	737,129,397	73,622
Forward Foreign Currency Contracts	8,290	—	8,290	—
Total	$ 737,489,252	$ 277,943	$ 737,137,687	$ 73,622
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (57,582,891)	$ —	$ (57,582,891)	$ —
Corporate Bonds Sold Short*	(4,848,868)	—	(4,848,868)	—
Foreign Corporate Bonds Sold Short*	(3,156,650)	—	(3,156,650)	—
Total Investments	$ (65,588,409)	$—	$ (65,588,409)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.